Document and Entity Information	Dec. 19, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001950976
Document Type	8-K
Document Period End Date	Dec. 19, 2024
Entity Registrant Name	26North BDC, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56594
Entity Tax Identification Number	93-2305832
Entity Address, Address Line One	600 Madison Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	224-0626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false